Note 10 - Reinsurance (Tables)	12 Months Ended
Dec. 31, 2014
Reinsurance Disclosures [Abstract]
Schedule of Reinsurance Ceded and Assumed [TableText Block]
	2014	2013

Premiums ceded	$13,687,074	$14,105,855
Premiums assumed	3,346,657	10,044,766
Commission and expense allowances	3,443,836	3,238,144
Benefit recoveries	7,703,390	8,157,180